Borrowings	6 Months Ended
Sep. 30, 2025
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Borrowings

8	BORROWINGS
Borrowings at September 30, 2025 and March 31, 2025 consisted of the following:

	At September 30, 2025	At March 31, 2025

	(In millions)
Unsubordinated borrowings	¥9,928,437	¥11,043,243
Subordinated borrowings	124,092	130,971
Liabilities associated with securitization transactions	1,060,529	1,129,695
Lease liabilities	410,574	393,790

Total borrowings	¥11,523,632	¥12,697,699